UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

 (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Global High Income Bond Fund

Investor Class (RPIHX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Investor Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$365,428
Number of Portfolio Holdings	302

Portfolio Turnover Rate	25.4%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	6.1%
BB Rated	24.5
BB/B Rated	14.4
B Rated	35.4
B/CCC Rated	3.2
CCC Rated and Below	10.1
Not Rated	2.9
BB/CC Rated	0.5
Short-Term Holdings	2.9

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.5%
Flutter Treasury Designated Activity	1.5
Carnival	1.4
Cloud Software Group	1.2
Cirsa Finance International	1.2
Venture Global LNG	1.1
CHS	1.1
Gruenenthal	1.1
ProGroup	1.1
IMA Industria Macchine Automatiche	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F36-053 8/24

Global High Income Bond Fund

Investor Class (RPIHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Global High Income Bond Fund

Advisor Class (PAIHX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Advisor Class	$48	0.96%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$365,428
Number of Portfolio Holdings	302

Portfolio Turnover Rate	25.4%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	6.1%
BB Rated	24.5
BB/B Rated	14.4
B Rated	35.4
B/CCC Rated	3.2
CCC Rated and Below	10.1
Not Rated	2.9
BB/CC Rated	0.5
Short-Term Holdings	2.9

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.5%
Flutter Treasury Designated Activity	1.5
Carnival	1.4
Cloud Software Group	1.2
Cirsa Finance International	1.2
Venture Global LNG	1.1
CHS	1.1
Gruenenthal	1.1
ProGroup	1.1
IMA Industria Macchine Automatiche	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F236-053 8/24

Global High Income Bond Fund

Advisor Class (PAIHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Global High Income Bond Fund

I Class (RPOIX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - I Class	$31	0.61%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$365,428
Number of Portfolio Holdings	302

Portfolio Turnover Rate	25.4%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	6.1%
BB Rated	24.5
BB/B Rated	14.4
B Rated	35.4
B/CCC Rated	3.2
CCC Rated and Below	10.1
Not Rated	2.9
BB/CC Rated	0.5
Short-Term Holdings	2.9

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.5%
Flutter Treasury Designated Activity	1.5
Carnival	1.4
Cloud Software Group	1.2
Cirsa Finance International	1.2
Venture Global LNG	1.1
CHS	1.1
Gruenenthal	1.1
ProGroup	1.1
IMA Industria Macchine Automatiche	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F536-053 8/24

Global High Income Bond Fund

I Class (RPOIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund –
.
PAIHX Global High Income
Bond Fund–
.
Advisor Class
RPOIX Global High Income
Bond Fund–
.
I Class

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 8.49 $ 7.97 $ 9.94 $ 10.17 $ 10.17 $ 9.45
Investment
activities
Net investment
income
(1)(2)
0.28 0.55 0.48 0.47 0.54 0.56
Net realized and
unrealized gain/
loss (0.02) 0.52 (1.64) (0.16) 0.01
(3)
0.77
Total from
investment
activities 0.26 1.07 (1.16) 0.31 0.55 1.33
Distributions
Net investment
income (0.28) (0.44) (0.49) (0.46) (0.55) (0.56)
Net realized gain — — (0.32) (0.08) — (0.05)
Tax return of
capital — (0.11) — — — —
Total distributions (0.28) (0.55) (0.81) (0.54) (0.55) (0.61)
NET ASSET
VALUE
End of period $ 8.47 $ 8.49 $ 7.97 $ 9.94 $ 10.17 $ 10.17

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3.13% 13.93% (11.83)% 3.05% 5.86% 14.35%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.87%
(5)
0.94% 0.96% 0.90% 0.94% 0.96%
Net expenses
after waivers/
payments by
Price Associates 0.75%
(5)
0.76% 0.75% 0.78% 0.79% 0.79%
Net investment
income 6.75%
(5)
6.76% 5.46% 4.61% 5.62% 5.65%
Portfolio turnover
rate 25.4% 51.7% 45.2% 63.2% 81.8% 70.1%
Net assets, end
of period (in
thousands) $101,477 $57,997 $56,170 $122,550 $116,743 $116,127
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 8.49 $ 7.97 $ 9.95 $ 10.18 $ 10.18 $ 9.45
Investment
activities
Net investment
income
(1)(2)
0.27 0.53 0.46 0.45 0.52 0.54
Net realized and
unrealized gain/
loss (0.02) 0.52 (1.65) (0.16) 0.01
(3)
0.78
Total from
investment
activities 0.25 1.05 (1.19) 0.29 0.53 1.32
Distributions
Net investment
income (0.27) (0.43) (0.47) (0.44) (0.53) (0.54)
Net realized gain — — (0.32) (0.08) — (0.05)
Tax return of
capital — (0.10) — — — —
Total distributions (0.27) (0.53) (0.79) (0.52) (0.53) (0.59)
NET ASSET
VALUE
End of period $ 8.47 $ 8.49 $ 7.97 $ 9.95 $ 10.18 $ 10.18

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3.03% 13.69% (12.11)% 2.84% 5.64% 14.23%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.46%
(5)
1.28% 1.25% 1.24% 1.25% 1.36%
Net expenses
after waivers/
payments by
Price Associates 0.96%
(5)
0.97% 0.96% 0.99% 1.00% 1.00%
Net investment
income 6.52%
(5)
6.54% 5.26% 4.41% 5.42% 5.46%
Portfolio turnover
rate 25.4% 51.7% 45.2% 63.2% 81.8% 70.1%
Net assets, end
of period (in
thousands) $264 $321 $331 $614 $831 $945
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 8.48 $ 7.96 $ 9.94 $ 10.16 $ 10.16 $ 9.44
Investment
activities
Net investment
income
(1)(2)
0.29 0.56 0.50 0.48 0.55 0.58
Net realized and
unrealized gain/
loss (0.02) 0.52 (1.66) (0.14) 0.01
(3)
0.77
Total from
investment
activities 0.27 1.08 (1.16) 0.34 0.56 1.35
Distributions
Net investment
income (0.29) (0.45) (0.50) (0.48) (0.56) (0.58)
Net realized gain — — (0.32) (0.08) — (0.05)
Tax return of
capital — (0.11) — — — —
Total distributions (0.29) (0.56) (0.82) (0.56) (0.56) (0.63)
NET ASSET
VALUE
End of period $ 8.46 $ 8.48 $ 7.96 $ 9.94 $ 10.16 $ 10.16

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3.21% 14.10% (11.81)% 3.32% 6.02% 14.54%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.67%
(5)
0.69% 0.69% 0.72% 0.77% 0.82%
Net expenses
after waivers/
payments by
Price Associates 0.61%
(5)
0.61% 0.61% 0.62% 0.64% 0.64%
Net investment
income 6.88%
(5)
6.92% 5.72% 4.74% 5.74% 5.82%
Portfolio turnover
rate 25.4% 51.7% 45.2% 63.2% 81.8% 70.1%
Net assets, end
of period (in
thousands) $263,687 $242,717 $203,565 $167,274 $87,283 $42,938
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 3.5%
Corporate Bonds 3.5%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 1,520,000 1,582
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 1,980,000 2,024
CSN Resources, 8.875%, 12/5/30 (USD) (1) 2,010,000 1,998
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,166
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 962
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 1,190,000 1,043
Klabin Austria, 3.20%, 1/12/31 (USD)  2,610,000 2,208
Suzano Austria, 3.75%, 1/15/31 (USD)  2,100,000 1,831
Total Brazil (Cost $13,301) 12,814
CANADA 1.6%
Corporate Bonds 1.6%
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 2,505,000 2,618
Vermilion Energy, 6.875%, 5/1/30 (USD) (1) 3,110,000 3,051
Total Canada (Cost $5,591) 5,669
CHILE 2.0%
Corporate Bonds 2.0%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 416,000 410
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(2) 1,840,000 1,844
Agrosuper, 4.60%, 1/20/32 (USD) (1) 1,720,000 1,508
Banco de Credito e Inversiones, VR, 8.75% (USD) (1)(2)(3) 2,500,000 2,621
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,030,000 1,005
Total Chile (Cost $7,534) 7,388
COLOMBIA 1.9%
Corporate Bonds 1.9%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 2,080,000 1,957
Bancolombia, VR, 8.625%, 12/24/34 (USD) (2) 2,150,000 2,197
Ecopetrol, 4.625%, 11/2/31 (USD)  1,315,000 1,077
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 628
Ecopetrol, 8.375%, 1/19/36 (USD)  770,000 757

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ecopetrol, 8.875%, 1/13/33 (USD)  220,000 228
Total Colombia (Cost $6,983) 6,844
FRANCE 4.0%
Corporate Bonds 4.0%
Altice France, 4.25%, 10/15/29 (1) 885,000 625
Altice France, 5.875%, 2/1/27  1,460,000 1,167
Altice France Holding, 4.00%, 2/15/28  5,800,000 1,763
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,340,000 1,493
Iliad Holding, 5.125%, 10/15/26  422,000 451
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 1,540,000 1,559
IPD 3, 8.00%, 6/15/28 (1) 1,715,000 1,926
IPD 3, FRN, 3M EURIBOR + 3.375%, 7.085%, 6/15/31 (1) 853,000 912
Loxam, 6.375%, 5/31/29 (1) 1,905,000 2,098
Loxam, 6.375%, 5/31/29  955,000 1,052
Picard Groupe, 6.375%, 7/1/29 (1) 1,470,000 1,571
UBS, 5.125%, 10/15/26 (1) 114,000 122
Total France (Cost $18,934) 14,739
GERMANY 3.8%
Corporate Bonds 3.8%
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 429
Gruenenthal, 3.625%, 11/15/26  1,975,000 2,067
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 219
Gruenenthal, 4.125%, 5/15/28  520,000 541
Gruenenthal, 6.75%, 5/15/30 (1) 645,000 724
ProGroup, 5.375%, 4/15/31 (1) 3,730,000 3,947
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 746
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,435,000 1,388
TUI Cruises, 6.25%, 4/15/29 (1) 985,000 1,075
ZF Finance, 2.25%, 5/3/28  900,000 885
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,765
Total Germany (Cost $13,948) 13,786
GHANA 0.6%
Corporate Bonds 0.6%
Kosmos Energy, 7.125%, 4/4/26 (USD) (1) 1,485,000 1,470
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 724
Total Ghana (Cost $2,222) 2,194

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GUATEMALA 0.8%
Corporate Bonds 0.8%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,067
CT Trust, 5.125%, 2/3/32 (USD)  905,000 798
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,110,000 1,108
Total Guatemala (Cost $3,143) 2,973
INDIA 0.5%
Corporate Bonds 0.5%
Greenko Power II, 4.30%, 12/13/28 (USD)  2,125,375 1,944
Total India (Cost $1,820) 1,944
ISRAEL 0.9%
Corporate Bonds 0.9%
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 418
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 760
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  965,000 1,143
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  825,000 1,016
Total Israel (Cost $3,250) 3,337
ITALY 2.2%
Corporate Bonds 2.2%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.703%, 5/14/27  1,665,000 1,765
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  1,665,000 1,694
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 7.652%, 4/15/29 (1) 2,050,000 2,208
Itelyum Regeneration, 4.625%, 10/1/26 (1) 840,000 881
Itelyum Regeneration, 4.625%, 10/1/26  900,000 943
Telecom Italia, 7.875%, 7/31/28  234,000 273
Telecom Italia, 7.875%, 7/31/28  336,000 396
Total Italy (Cost $8,415) 8,160

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 1.9%
Corporate Bonds 1.9%
Albion Financing 1, 6.125%, 10/15/26 (USD) (1) 2,410,000 2,386
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,526
Altice Finco, 4.75%, 1/15/28  2,775,000 1,790
Monitchem HoldCo 3, 8.75%, 5/1/28 (1) 175,000 194
Monitchem HoldCo 3, 8.75%, 5/1/28  875,000 971
Total Luxembourg (Cost $8,211) 6,867
MAURITIUS 1.0%
Corporate Bonds 1.0%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,110,000 2,086
Axian Telecom, 7.375%, 2/16/27 (USD)  1,620,000 1,602
Total Mauritius (Cost $3,655) 3,688
MEXICO 4.4%
Corporate Bonds 4.4%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 2,525,000 2,551
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 1,785,000 1,656
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(2) 745,000 755
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(2) 730,000 753
Cemex, VR, 9.125% (USD) (1)(2)(3) 1,335,000 1,426
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 605
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,360
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,432
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  3,030,000 1,995
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  3,580,000 2,591
Total Mexico (Cost $17,208) 16,124
MOROCCO 0.5%
Corporate Bonds 0.5%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  1,770,000 1,668
Total Morocco (Cost $1,681) 1,668

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.6%
Corporate Bonds 1.6%
Boels Topholding, 6.25%, 2/15/29 (1) 495,000 550
Boels Topholding, 6.25%, 2/15/29  980,000 1,090
GTCR W Dutch Finance, 8.50%, 1/15/31 (GBP) (1) 330,000 447
UPCB Finance VII, 3.625%, 6/15/29  970,000 984
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 638
Ziggo Bond, 3.375%, 2/28/30  2,180,000 1,960
Total Netherlands (Cost $5,956) 5,669
PANAMA 0.3%
Corporate Bonds 0.3%
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 1,090,000 1,047
Total Panama (Cost $1,105) 1,047
PERU 0.7%
Corporate Bonds 0.7%
Banco Internacional del Peru Interbank, VR, 7.625%, 1/16/34
(USD) (1)(2) 1,400,000 1,479
Minsur, 4.50%, 10/28/31 (USD) (1) 1,130,000 1,004
Total Peru (Cost $2,520) 2,483
POLAND 0.5%
Corporate Bonds 0.5%
InPost, 2.25%, 7/15/27 (EUR)  1,885,000 1,902
Total Poland (Cost $1,859) 1,902
ROMANIA 1.7%
Corporate Bonds 1.7%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (2) 2,025,000 2,291
RCS & RDS, 2.50%, 2/5/25 (EUR)  800,000 845
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 802
RCS & RDS, 3.25%, 2/5/28 (EUR)  2,100,000 2,106
Total Romania (Cost $5,956) 6,044

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 3.625%, 2/15/28 (EUR)  1,425,000 1,437
Total Serbia (Cost $1,644) 1,437
SLOVENIA 1.5%
Corporate Bonds 1.5%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (2) 1,500,000 1,648
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (2) 1,900,000 2,125
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(4) 762,097 820
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (4) 849,635 918
Total Slovenia (Cost $5,593) 5,511
SPAIN 1.7%
Corporate Bonds 1.7%
Cirsa Finance International, 4.50%, 3/15/27  685,000 720
Cirsa Finance International, 6.50%, 3/15/29 (1) 875,000 964
Cirsa Finance International, 6.50%, 3/15/29  835,000 920
Cirsa Finance International, 7.875%, 7/31/28 (1) 1,250,000 1,415
Cirsa Finance International, 10.375%, 11/30/27 (1) 315,000 359
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 1,250,000 1,306
Lorca Telecom Bondco, 4.00%, 9/18/27  565,000 590
Total Spain (Cost $6,319) 6,274
SWEDEN 0.7%
Corporate Bonds 0.7%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,859
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 262
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 580
Total Sweden (Cost $2,581) 2,701

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.7%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 185
185
Corporate Bonds 0.7%
HTA Group, 7.50%, 6/4/29 (USD) (1) 2,500,000 2,491
2,491
Total Tanzania (Cost $2,687) 2,676
TÜRKIYE 0.3%
Corporate Bonds 0.3%
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (USD) (1) 1,260,000 1,274
Total TÜRKIYE (Cost $1,260) 1,274
UNITED KINGDOM 8.9%
Corporate Bonds 8.9%
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,431
Deuce Finco, 5.50%, 6/15/27  1,470,000 1,775
eG Global Finance, 12.00%, 11/30/28 (USD) (1) 1,115,000 1,182
Flutter Treasury Designated Activity, 6.375%, 4/29/29 (USD) (1) 5,500,000 5,496
Iceland Bondco, 4.625%, 3/15/25  60,000 75
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 539
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.328%,
12/15/27 (EUR) (1) 465,000 502
INEOS Finance, 6.375%, 4/15/29 (EUR) (1) 1,915,000 2,108
INEOS Quattro Finance 2, 2.50%, 1/15/26 (EUR)  980,000 1,014
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,454
Kane Bidco, 5.00%, 2/15/27 (EUR)  2,520,000 2,659
Merlin Entertainments Group U.S. Holdings, 7.375%, 2/15/31
(USD) (1) 770,000 783
Miller Homes Group Finco, FRN, 3M EURIBOR + 5.25%,
9.078%, 5/15/28 (EUR)  1,165,000 1,247
Motion Finco, 7.375%, 6/15/30 (EUR)  1,785,000 1,983
Pinewood Finco, 3.625%, 11/15/27 (1) 1,075,000 1,248
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 737
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  300,000 340
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 877
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,012

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,445
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 456
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,250
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 823
Total United Kingdom (Cost $34,075) 32,436
UNITED STATES 48.5%
Bank Loans 8.5% (5)
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.194%, 12/10/29  2,460,000 2,400
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.844%, 2/14/31  1,925,175 1,929
Asurion, FRN, 1M TSFR + 5.25%, 10.708%, 1/31/28  785,424 728
Asurion, FRN, 1M TSFR + 5.25%, 10.708%, 1/20/29  1,162,352 1,069
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.594%,
2/15/29  1,286,798 1,281
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.689%, 5/10/27  779,869 771
Boxer Parent, FRN, 1M TSFR + 4.00%, 9.344%, 12/29/28  1,522,350 1,524
Central Parent, FRN, 1M TSFR + 3.25%, 7/6/29 (6) 1,865,000 1,837
Chobani, FRN, 1M TSFR + 3.75%, 9.079%, 10/25/27  646,432 649
Clydesdale Acquisition Holdings, FRN, 1M TSFR + 3.68%,
9.119%, 4/13/29  920,305 922
Delta Topco, FRN, 1M TSFR + 3.50%, 8.846%, 11/30/29  1,272,301 1,271
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 10/9/29  1,162,364 1,167
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.596%, 5/21/29  1,872,726 1,857
HUB International, FRN, 1M TSFR + 3.25%, 8.575%, 6/20/30  280,000 280
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.958%, 9/6/25  2,231,093 2,195
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.208%, 7/24/26  173,512 171
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.208%, 9/6/26  767,701 722
Medline Borrower, FRN, 1M TSFR + 2.25%, 10/23/28 (6) 1,400,000 1,400
MIWD Holdco II, FRN, 1M TSFR + 3.50%, 8.844%, 3/28/31  705,000 709
Naked Juice, FRN, 3M TSFR + 6.00%, 11.435%, 1/24/30  117,440 94
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 6/12/32 (6) 925,000 920
Ontario Gaming GTA, FRN, 1M TSFR + 4.25%, 9.585%, 8/1/30  912,343 916
Osaic Holdings, FRN, 1M TSFR + 4.00%, 9.344%, 8/17/28  445,000 446
Proampac PG Borrower, FRN, 1M TSFR + 4.00%, 9.31%,
9/15/28  647,303 648
RealPage, FRN, 1M TSFR + 6.50%, 11.958%, 4/23/29  2,401,191 2,335
Triton Water Holdings, FRN, 1M TSFR + 4.00%, 9.335%,
3/31/28  517,400 518
Truist Insurance Holdings, FRN, 1M TSFR + 3.25%, 8.585%,
5/6/31  1,125,000 1,126

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Truist Insurance Holdings, FRN, 1M TSFR + 4.75%, 10.085%,
5/6/32  1,265,000 1,288
31,173
Corporate Bonds 39.3%
AG Issuer, 6.25%, 3/1/28 (1) 310,000 303
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,125,000 1,050
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 815
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 925,000 932
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,510,000 2,441
Allied Universal Holdco, 4.875%, 6/1/28 (GBP)  430,000 489
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 1,126
AmeriGas Partners, 9.375%, 6/1/28 (1) 1,835,000 1,879
Aretec Group, 7.50%, 4/1/29 (1) 1,205,000 1,160
Aretec Group, 10.00%, 8/15/30 (1) 850,000 924
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 717,000 753
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 1,235,000 1,379
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,160,000 1,066
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 485,000 503
B&G Foods, 8.00%, 9/15/28 (1) 875,000 888
Bausch + Lomb, 8.375%, 10/1/28 (1) 1,860,000 1,900
Capstone Borrower, 8.00%, 6/15/30 (1) 1,725,000 1,768
Carnival, 1.00%, 10/28/29 (EUR)  595,000 519
Carnival, 5.75%, 1/15/30 (EUR) (1) 2,290,000 2,528
Carnival, 6.00%, 5/1/29 (1) 840,000 827
Carnival, 7.625%, 3/1/26 (1) 1,040,000 1,050
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(4) 1,700,000 1,912
CCO Holdings, 4.25%, 2/1/31 (1) 925,000 754
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,036
CCO Holdings, 6.375%, 9/1/29 (1) 280,000 265
CEC Entertainment, 6.75%, 5/1/26 (1) 1,740,000 1,723
Chesapeake Energy, 6.75%, 4/15/29 (1) 1,035,000 1,035
Chobani, 4.625%, 11/15/28 (1) 1,345,000 1,268
Chobani, 7.625%, 7/1/29 (1) 615,000 633
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,312
CHS, 6.875%, 4/1/28 (1) 1,100,000 787
CHS, 6.875%, 4/15/29 (1) 1,605,000 1,212
CHS, 10.875%, 1/15/32 (1) 725,000 756
Cinemark USA, 5.25%, 7/15/28 (1) 1,835,000 1,750
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 2,255,000 2,148
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 400,000 334
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 475,000 495
Cloud Software Group, 6.50%, 3/31/29 (1) 1,545,000 1,481
Cloud Software Group, 8.25%, 6/30/32 (1) 1,820,000 1,850

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Cloud Software Group, 9.00%, 9/30/29 (1) 1,175,000 1,140
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1) 1,345,000 1,313
CMG Media, 8.875%, 12/15/27 (1) 2,750,000 1,574
Comstock Resources, 6.75%, 3/1/29 (1) 2,585,000 2,501
Concentra Escrow Issuer, 6.875%, 7/15/32 (1) 365,000 370
Constellium, 3.125%, 7/15/29 (EUR)  995,000 992
Crescent Energy Finance, 7.375%, 1/15/33 (1) 635,000 637
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,380
CSC Holdings, 5.50%, 4/15/27 (1) 530,000 428
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 504
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 433
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 666
CSC Holdings, 11.75%, 1/31/29 (1) 1,230,000 1,049
Dana Financing Luxembourg, 3.00%, 7/15/29 (EUR)  1,030,000 993
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 1,559,000 1,812
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 1,755,000 1,843
DISH DBS, 5.125%, 6/1/29  845,000 332
DISH DBS, 5.75%, 12/1/28 (1) 263,000 179
DISH DBS, 7.75%, 7/1/26  445,000 275
Global Net Lease, 3.75%, 12/15/27 (1) 1,590,000 1,395
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 1,074
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,383
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 271
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,096
Hilcorp Energy I, 6.875%, 5/15/34 (1) 745,000 734
HUB International, 5.625%, 12/1/29 (1) 1,500,000 1,414
HUB International, 7.375%, 1/31/32 (1) 665,000 672
Jane Street Group, 7.125%, 4/30/31 (1) 1,805,000 1,846
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(4) 1,753,762 1,416
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 822
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,487,000 1,390
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 370,000 352
LifePoint Health, 5.375%, 1/15/29 (1) 820,000 715
LifePoint Health, 9.875%, 8/15/30 (1) 1,395,000 1,484
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 551
LifePoint Health, 11.00%, 10/15/30 (1) 570,000 627
Madison IAQ, 5.875%, 6/30/29 (1) 850,000 791
McAfee, 7.375%, 2/15/30 (1) 2,370,000 2,192
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 3,185,000 2,755
Midcontinent Communications, 5.375%, 8/15/27 (1) 1,330,000 1,277
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 763
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  735,000 792

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MPT Operating Partnership, 5.00%, 10/15/27  925,000 763
Navient, 4.875%, 3/15/28  705,000 648
Navient, 5.50%, 3/15/29  400,000 365
Navient, 5.625%, 8/1/33  1,112,000 884
Navient, 9.375%, 7/25/30  1,230,000 1,285
NCL, 5.875%, 3/15/26 (1) 335,000 331
NCL, 7.75%, 2/15/29 (1) 1,370,000 1,423
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 2,610,000 2,506
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 862
NGL Energy Operating, 8.375%, 2/15/32 (1) 1,240,000 1,262
NRG Energy, VR, 10.25% (1)(2)(3) 51,000 56
OneMain Finance, 7.875%, 3/15/30  575,000 590
OneMain Finance, 9.00%, 1/15/29  2,525,000 2,654
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 206
Organon, 5.125%, 4/30/31 (1) 2,150,000 1,927
Rivian Holdings, FRN, 6M TSFR + 6.028%, 11.31%,
10/15/26 (1) 1,815,000 1,829
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,735,000 1,748
Seadrill Finance, 8.375%, 8/1/30 (1) 1,950,000 2,040
Service Properties Trust, 4.75%, 10/1/26  658,000 616
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.089%,
12/15/28 (1) 1,074,458 1,123
Stagwell Global, 5.625%, 8/15/29 (1) 1,950,000 1,794
Summit Materials, 7.25%, 1/15/31 (1) 640,000 662
Sunoco, 7.25%, 5/1/32 (1) 1,581,000 1,628
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,057
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 915,000 853
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 789
Tenneco, 8.00%, 11/17/28 (1) 2,105,000 1,916
Townsquare Media, 6.875%, 2/1/26 (1) 1,915,000 1,886
Transocean, 8.50%, 5/15/31 (1) 1,850,000 1,848
Transocean Aquila, 8.00%, 9/30/28 (1) 1,575,000 1,595
Triton Water Holdings, 6.25%, 4/1/29 (1) 2,290,000 2,201
Univision Communications, 7.375%, 6/30/30 (1) 1,715,000 1,599
Univision Communications, 8.00%, 8/15/28 (1) 500,000 486
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 450
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 555
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 436
Venture Global LNG, 8.375%, 6/1/31 (1) 2,860,000 2,967
Venture Global LNG, 9.50%, 2/1/29 (1) 555,000 608
Venture Global LNG, 9.875%, 2/1/32 (1) 455,000 494
Vistra, VR, 8.00% (1)(2)(3) 845,000 852
Vistra, Series C, VR, 8.875% (1)(2)(3) 2,490,000 2,565

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
WR Grace Holdings, 4.875%, 6/15/27 (1) 980,000 942
WR Grace Holdings, 5.625%, 8/15/29 (1) 1,265,000 1,164
143,753
Municipal Securities 0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 3,867,927 2,369
2,369
Total United States (Cost $178,908) 177,295
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 5.38% (8)(9) 7,884,423 7,884
Total Short-Term Investments (Cost $7,884) 7,884
Total Investments in Securities
99.3% of Net Assets
(Cost $374,243) $ 362,828
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $221,427 and represents 60.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of June 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/2/24 USD 536 EUR 498 $ 3
BNP Paribas 7/2/24 EUR 2,395 USD 2,572 (7)
HSBC Bank 7/2/24 USD 507 EUR 468 6
HSBC Bank 7/2/24 USD 16,117 GBP 12,672 97
JPMorgan Chase 7/2/24 GBP 158 USD 202 (2)
JPMorgan Chase 7/2/24 USD 735 EUR 675 12
RBC Dominion
Securities 7/2/24 EUR 83,547 USD 89,541 (50)
RBC Dominion
Securities 7/2/24 USD 89,962 EUR 82,767 1,305
RBC Dominion
Securities 8/2/24 USD 89,671 EUR 83,547 44
State Street 7/2/24 GBP 12,515 USD 15,824 (3)
State Street 8/2/24 USD 15,826 GBP 12,515 3
UBS Investment Bank 7/2/24 USD 738 EUR 681 9
Wells Fargo 7/2/24 USD 917 EUR 853 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,420

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ —# $ — $ 315+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 5,239  ¤  ¤ $ 7,884^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $315 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,884.

T. ROWE PRICE Global High Income Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $374,243) $ 362,828
Interest receivable 6,200
Receivable for shares sold 1,489
Unrealized gain on forward currency exchange contracts 1,482
Receivable for investment securities sold 1,023
Foreign currency (cost $529) 529
Cash 18
Due from affiliates 11
Other assets 37
Total assets 373,617
Liabilities
Payable for investment securities purchased 7,392
Payable for shares redeemed 363
Investment management fees payable 165
Unrealized loss on forward currency exchange contracts 62
Other liabilities 207
Total liabilities 8,189
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 365,428

T. ROWE PRICE Global High Income Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (50,654)
Paid-in capital applicable to 43,176,074 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 416,082
NET ASSETS $ 365,428
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $101,477; Shares outstanding: 11,984,476) $ 8.47
Advisor Class
(Net assets: $264; Shares outstanding: 31,160) $ 8.47
I Class
(Net assets: $263,687; Shares outstanding: 31,160,438) $ 8.46

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest $ 12,726
Dividend 315
Total income 13,041
Expenses
Investment management 964
Shareholder servicing
Investor Class $ 98
Advisor Class 1
I Class 12 111
Prospectus and shareholder reports
Investor Class 2
I Class 3 5
Custody and accounting 116
Registration 32
Legal and audit 22
Directors 1
Miscellaneous 17
Waived / paid by Price Associates (139)
Total expenses 1,129
Net investment income 11,912

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (3,026)
Forward currency exchange contracts 1,155
Foreign currency transactions 49
Net realized loss (1,822)
Change in net unrealized gain / loss
Securities (1,339)
Forward currency exchange contracts 2,362
Other assets and liabilities denominated in foreign currencies (43)
Change in net unrealized gain / loss 980
Net realized and unrealized gain / loss (842)
INCREASE IN NET ASSETS FROM OPERATIONS $ 11,070

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 11,912 $ 19,376
Net realized loss (1,822) (11,664)
Change in net unrealized gain / loss 980 29,728
Increase in net assets from operations 11,070 37,440
Distributions to shareholders
Net earnings
Investor Class (3,119) (3,086)
Advisor Class (10) (17)
I Class (8,782) (12,834)
Tax return of capital – –
Investor Class – (670)
Advisor Class – (4)
I Class – (2,775)
Decrease in net assets from distributions (11,911) (19,386)
Capital share transactions
*
Shares sold
Investor Class 57,746 13,238
Advisor Class – 15
I Class 31,934 85,890
Distributions reinvested
Investor Class 2,945 3,408
Advisor Class 10 21
I Class 7,879 13,235
Shares redeemed
Investor Class (17,001) (18,292)
Advisor Class (66) (66)
I Class (18,213) (74,534)
Increase in net assets from capital share
transactions 65,234 22,915

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 64,393 40,969
Beginning of period 301,035 260,066
End of period $ 365,428 $ 301,035
*Share information (000s)
Shares sold
Investor Class 6,812 1,617
Advisor Class – 2
I Class 3,768 10,585
Distributions reinvested
Investor Class 348 418
Advisor Class 1 3
I Class 932 1,624
Shares redeemed
Investor Class (2,010) (2,251)
Advisor Class (8) (8)
I Class (2,160) (9,156)
Increase in shares outstanding 7,683 2,834

T. ROWE PRICE Global High Income Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High
Income Bond Fund (Investor Class), the Global High Income Bond Fund–
Advisor Class (Advisor Class) and the Global High Income Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Global High Income Bond Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Global High Income Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global High Income Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Global High Income Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 354,944 $ — $ 354,944
Short-Term Investments 7,884 — — 7,884
Total Securities 7,884 354,944 — 362,828
Forward Currency Exchange
Contracts — 1,482 — 1,482
Total $ 7,884 $ 356,426 $ — $ 364,310
Liabilities
Forward Currency Exchange
Contracts $ — $ 62 $ — $ 62
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 1,482
Total $ 1,482
Liabilities
Foreign exchange derivatives Forwards $ 62
Total $ 62

T. ROWE PRICE Global High Income Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ 1,155
Total $ 1,155
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 2,362
Total $ 2,362

T. ROWE PRICE Global High Income Bond Fund

percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of June 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $1,594,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into

T. ROWE PRICE Global High Income Bond Fund

the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 28% and 32% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt

T. ROWE PRICE Global High Income Bond Fund

issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid

T. ROWE PRICE Global High Income Bond Fund

assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $152,227,000 and
$85,519,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$36,604,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $374,246,000. Net unrealized loss aggregated
$10,007,000 at period-end, of which $7,348,000 related to appreciated investments and $17,355,000 related to depreciated investments.

T. ROWE PRICE Global High Income Bond Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Global High Income Bond Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $870,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $62,000 for
Price Associates and $61,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(56) $(1) $(82)

T. ROWE PRICE Global High Income Bond Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global High Income Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Global High Income Bond Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.

T. ROWE PRICE Global High Income Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total

T. ROWE PRICE Global High Income Bond Fund

expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Expense Universe, and Advisor Class Expense Group), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense
Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its

T. ROWE PRICE Global High Income Bond Fund

mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F36-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global High Income Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024